Share-based awards	12 Months Ended
Mar. 31, 2015
Share-based awards
Share-based awards

8.   Share-based awards

Share-based awards such as incentive and non-statutory options, restricted shares, RSUs, dividend equivalent rights, share appreciation rights and share payments may be granted to any directors, employees and consultants of the Company or affiliated companies under the employee share option plans adopted in 1999, 2004, 2005, an incentive plan adopted in 2007 and an equity incentive plan adopted in 2011, which govern the terms of the awards. In September 2014, the Company adopted a post-IPO equity incentive plan (the "2014 Plan"). Share-based awards are only available for issuance under our 2014 Plan. If an award under the previous plan terminates, expires or lapses, or is cancelled for any reason, ordinary shares subject to the award become available for the grant of a new award under the 2014 Plan. On April 1, 2015 and each anniversary thereof, an additional amount equal to the lesser of (A) 25,000,000 ordinary shares, and (B) such lesser number of ordinary shares determined by the board of directors will become available for the grant of a new award under the 2014 Plan. The 2014 Plan has a ten-year term. All share awards granted under the 2014 Plan are subject to dilution protection should the capital structure of the Company be affected by a share split, reverse share split, share dividend or other dilutive action. The 2014 Plan has substantially similar terms as the plan adopted in 2011 and other previous plans except that (i) the 2014 Plan is administered by the compensation committee of the board (or a subcommittee thereof), or such other committee of the board to which the board has delegated power to act, or the board in absence of any such committee and some definitions, and (ii) certain terms are adjusted for the purposes of compliance with the Sarbanes-Oxley Act of 2002, U.S. Securities Act of 1933 and the regulations thereunder, as amended from time to time and U.S. Securities Exchange Act of 1934 and the regulations thereunder, as amended from time to time, among others.

The aggregate number of shares issuable under the plans adopted in 1999, 2004, 2005, 2007 and 2011 and the 2014 Plan is 619,922,272 ordinary shares. As of March 31, 2015, the number of shares authorized but unissued was 22,111,169 ordinary shares.

Share options and RSUs granted are generally subject to a four-year vesting schedule as determined by the administrator of the plans. Under the four-year vesting schedule, depending on the nature and the purpose of the grant, share options and RSUs in general vest 25% upon the first anniversary of the vesting commencement date or 50% upon the second anniversary of the vesting commencement date, as defined in the grant agreement, and thereafter 25% every year. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of six years from the date of grant. Starting from the year ended March 31, 2015, certain share options and RSUs granted to senior management members of the Company were subject to a six-year vesting schedule. Under the six-year vesting schedule, share options and RSUs in general vest 16.7% upon the first anniversary of the vesting commencement date. No outstanding share options or RSUs will be exercisable or subject to vesting after the expiry of a maximum of eight years from the date of grant.

Early exercise of share options is allowable under all the aforementioned plans; however, any unvested shares are subject to repurchase by the Company at the lower of the original exercise price or the fair market value upon termination of service contracts with the grantees.

(a)  Share options relating to ordinary shares of the Company

A summary of changes in the share options relating to ordinary shares granted by the Company during the year ended March 31, 2015 is as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life
		US$	(in years)
Outstanding at April 1, 2014	13,345,902	13.86	4.1
Granted	13,788,000	56.64
Exercised	(5,365,112)	10.34
Cancelled/forfeited/expired	(429,380)	18.47

Outstanding at March 31, 2015 (i)	21,339,410	42.29	6.0

Vested and exercisable at March 31, 2015	1,293,743	8.76	2.5
Vested and expected to vest at March 31, 2015 (ii)	20,865,685	42.68	6.1

(i)	Outstanding options as of March 31, 2015 include 4,663,833 unvested options early exercised.
(ii)	The expected to vest share options are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding share options, including early exercised options.

As of March 31, 2015, 605,340 outstanding share options were held by non-employees. These share options are subject to re-measurement through each vesting date to determine the appropriate share-based compensation expense.

As of March 31, 2015, the aggregate intrinsic value of all outstanding options was RMB5,386 million. As of the same date, the aggregate intrinsic value of options that were vested and exercisable and options that were vested and expected to vest is RMB592 million and RMB5,199 million, respectively.

During the years ended March 31, 2013, 2014 and 2015, the weighted average grant date fair value of share options granted was US$5.20, US$6.14 and US$23.07, respectively, and the total grant date fair value of options vested during the same years was RMB219 million, RMB123 million and RMB134 million, respectively. During the same years, the aggregate intrinsic value of share options exercised was RMB1,034 million, RMB1,698 million and RMB488 million, respectively.

Cash received from option exercises under the share option plans, including repayment of loans and interest receivable on employee loans for the exercise of vested options, for the years ended March 31, 2013, 2014 and 2015 was RMB362 million, RMB1,543 million and RMB313 million, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes model and the assumptions below:

	Year ended March 31,
	2013	2014	2015
Risk-free interest rate (i)	0.67% - 0.70%	0.69% - 1.52%	1.38% - 1.99%
Expected dividend yield (ii)	0%	0%	0%
Expected life (years) (iii)	4.38	4.25 - 4.38	4.25 - 5.75
Expected volatility (iv)	41.7% - 44.9%	37.0% - 39.3%	35.04% - 40.76%

(i)	Risk free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.
(ii)	Expected dividend is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of share options is based on the average between the vesting period and the contractual term for each grant.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to the expected life of each grant.

As of March 31, 2015, there were RMB1,401 million of unamortized compensation costs related to these outstanding share options, net of expected forfeitures and after re-measurement applicable to share options granted to non-employees. These amounts are expected to be recognized over a weighted average period of 3.0 years.

During the years ended March 31, 2013, 2014 and 2015, the Company recognized share-based compensation expense of RMB227 million, RMB417 million and RMB1,152 million, respectively, in connection with the above share options, net of reimbursement from Ant Financial Services (Note 22).

(b)  Restricted shares and RSUs relating to ordinary shares of the Company

A summary of the changes in the restricted shares and RSUs related to ordinary shares granted by the Company during the year ended March 31, 2015 is as follows:

	Number of restricted shares and RSUs	Weighted- average grant- date fair value
		US$
Awarded and unvested at April 1, 2014	42,767,087	17.87
Granted	42,787,283	62.53
Vested	(13,159,265)	14.47
Cancelled/forfeited	(4,413,935)	32.56

Awarded and unvested at March 31, 2015	67,981,170	45.68

Expected to vest at March 31, 2015 (i)	58,397,443	45.63

(i)	Restricted shares and RSUs expected to vest are the result of applying the pre-vesting forfeiture rate assumptions to total outstanding restricted shares and RSUs.

As of March 31, 2015, 6,447,715 outstanding RSUs were granted to non-employees. These awards are subject to re-measurement through each vesting date to determine the appropriate share-based compensation expense.

As of March 31, 2015, there was RMB11,114 million of unamortized compensation cost related to these outstanding restricted shares and RSUs, net of expected forfeitures and after re-measurement applicable to these awards granted to non-employees. These amounts are expected to be recognized over a weighted average period of 2.2 years, respectively.

During the years ended March 31, 2013, 2014 and 2015, the Company recognized share-based compensation expense of RMB845 million, RMB2,378 million and RMB7,767 million, respectively, in connection with the above restricted shares and RSUs, net of reimbursement from Ant Financial Services (Note 22).

(c)  Partner Capital Investment Plan relating to ordinary shares of the Company

During the years ended March 31, 2014 and 2015, the Company offered selected members of the Alibaba Partnership subscription rights to acquire restricted shares of the Company. These rights and the underlying restricted shares are only subject to a non-compete provision but not other vesting conditions (employment or otherwise) and they entitle the holders to purchase restricted shares at US$14.50 per share during a four-year period. Upon the exercise of such rights, the underlying ordinary shares may not be transferred for a period of eight years from the date of subscription of the relevant rights. The number of ordinary shares underlying these rights is 18,000,000 shares, of which the rights to subscribe for 5,000,000 shares were offered to a management member of the Company who is holding such rights on behalf of future members of the Alibaba Partnership. In September 2014, such rights were repurchased by the Company at the original subscription price. Following the repurchase, the Company offered the rights to subscribe for 1,500,000 shares to certain new members of the Alibaba Partnership under the same terms. These rights were accounted for as a noncontrolling interest of the Company as such rights were issued by the subsidiaries and classified as equity at the subsidiary level. Share-based compensation expense of nil and RMB211 million was recognized in connection with these rights for the years ended March 31, 2014 and 2015, respectively.

The fair value of each right to acquire restricted shares is estimated on the subscription date using the Black-Scholes model and the assumptions below:

	Year ended March 31,
	2014	2015
Risk-free interest rate (i)	1.03%	1.50%
Expected dividend yield (ii)	0%	0%
Expected life (years) (iii)	4.00	4.00
Expected volatility (iv)	36.9%	38.1%
Discount for post-vesting sale restrictions (v)	38.0%	35.0%

(i)	Risk free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share-based awards in effect at the time of grant.
(ii)	Expected dividend is assumed to be 0% as the Company has no history or expectation of paying a dividend on its ordinary shares.
(iii)	Expected life of the rights is based on management's estimate on timing of redemption for ordinary shares by the participants.
(iv)	Expected volatility is assumed based on the historical volatility of the Company's comparable companies in the period equal to expected life of each right.
(v)	Discount for post-vesting sale restrictions applied on the underlying ordinary shares takes into consideration the restriction on sales of eight years.

(d)  Share-based awards relating to Ant Financial Services

In March 2014, Junhan, the general partner of which is controlled indirectly by a shareholder of the Company and a major equity holder of Ant Financial Services, made a grant of certain share-based awards similar to share appreciation awards linked to the valuation of Ant Financial Services to most of the employees of the Company. The vesting of such awards is conditional upon the fulfillment of requisite service conditions to the Company, and such awards will be settled in cash by Junhan upon their disposal by the holders. Junhan has the right to repurchase the vested awards from the holders upon an initial public offering of Ant Financial Services or the termination of the employment of the employees with the Company at a price to be determined based on the then fair market value of Ant Financial Services. The Company has no obligation to reimburse Junhan, Ant Financial Services or its subsidiaries for the cost associated with these awards.

For accounting purposes, the cost relating to such share-based awards granted by the shareholder through Junhan is recognized by the Company as a shareholder contribution as the award will ultimately be settled in cash by Junhan. The award is accounted for as a financial derivative and initially measured at its fair value, and the related expense will be recognized over the requisite service period in the consolidated income statements with a corresponding credit to additional paid-in capital. Subsequent changes in the fair value of the award are recorded in the consolidated income statements through the date on which the underlying award is settled by Junhan.

During the year ended March 31, 2015, the Company recognized an expense of RMB3,788 million in respect of the share-based awards relating to Ant Financial Services. The expenses recognized for the year ended March 31, 2014 were insignificant.

(e)  Share-based compensation expense by function

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB)
Cost of revenue	382	1,154	4,176
Product development expenses	453	795	3,876
Sales and marketing expenses	120	189	1,235
General and administrative expenses	304	706	3,741

Total	1,259	2,844	13,028